Commitments and Contingencies (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2024	Jul. 31, 2022
Commitments And Contingencies [Line Items]
Equity interest					8.00%
Equity interest purchase price					$ 1,700,000
Amounts funded to support operations	$ 3,000,000	$ 900,000
Purchase price				$ 30,000,000
Funding related to supporting operations	$ 1,200,000
Lease expense for operating leases		744,246	$ 538,005
Lease payments		$ 734,890	$ 466,534
Filmmakers' share of royalties on net profits		0.6667%